Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities beginning balance	€ 13,340,310,000	€ 13,197,029,000
Dividends paid to non-controlling interests, classified as financing activities	(296,293,000)	(386,340,000)	€ (294,302,000)
Net income	243,733,000	274,746,000	276,072,000
Liabilities end balance	13,340,310,000	13,197,029,000
Noncontrolling interests subject to put provisions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities beginning balance	818,871,000	830,773,000	1,007,733,000	€ 830,773,000	€ 1,007,733,000	€ 791,075,000
Purchase of noncontrolling interests	(53,731,000)	(85,322,000)	(83,063,000)
Sale of noncontrolling interests	(50,706,000)	(121,057,000)	(1,785,000)
Changes in fair value of noncontrolling interests	142,279,000	160,916,000	164,515,000
Gain (Loss) recognized in equity	(50,612,000)	(20,012,000)	115,627,000
Dividends paid to non-controlling interests, classified as financing activities	(139,742,000)	(164,404,000)	(169,260,000)
Foreign currency translation	33,148,000	(117,725,000)	24,498,000
Liabilities end balance	818,871,000	830,773,000	1,007,733,000	830,773,000	1,007,733,000	791,075,000
Variable Payments Outstanding For Acquisitions [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities beginning balance	172,278,000	205,792,000	223,504,000	205,792,000	223,504,000	51,125,000
Purchase of noncontrolling interests	(205,792,000)	(21,128,000)	(195,701,000)
Sale of noncontrolling interests	19,051,000	(32,764,000)	(25,826,000)
Changes in fair value of noncontrolling interests	(15,734,000)	(2,685,000)	613,000
Gain (Loss) recognized in equity	(36,327,000)
Foreign currency translation	(504,000)	(3,391,000)	1,891,000
Liabilities end balance	€ 172,278,000	€ 205,792,000	€ 223,504,000	€ 205,792,000	€ 223,504,000	€ 51,125,000